INTANGIBLE - Goodwill and intangible assets with indefinite useful life (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 8,063,014	R$ 8,063,014
Vale Florestar S.A.
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	45,435	45,435
Facepa
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	119,332	119,332
Fibria
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	7,897,051	7,897,051
Other
Goodwill and intangible assets with indefinite useful life
Goodwill and intangible assets with indefinite useful life	R$ 1,196	R$ 1,196